INVESTMENT PROPERTIES - Schedule of Significant Unobservable Inputs (Details) - Level 3	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Discounted cash flows | Operating Properties | Risk adjusted residual capitalization rate
Statement [Line Items]
Risk adjusted residual capitalization rate	8.10%	7.90%
Relationship of unobservable inputs to fair value	The higher the risk adjusted residual rate, the lower the fair value.	The higher the risk adjusted residual rate, the lower the fair value.
Discounted cash flows | Operating Properties | Risk adjusted discount rate
Statement [Line Items]
Risk adjusted discount rate	10.60%	10.60%
Relationship of unobservable inputs to fair value	The higher the risk adjusted discount rate, the lower the fair value.	The higher the risk adjusted discount rate, the lower the fair value.
Discounted cash flows | Operating Properties | Occupancy rate
Statement [Line Items]
Occupancy rate		98.20%
Relationship of unobservable inputs to fair value	The higher the occupancy rate, the higher the fair value.	The higher the occupancy rate, the higher the fair value.
Discounted cash flows | Properties Under Development | Risk adjusted residual capitalization rate
Statement [Line Items]
Risk adjusted residual capitalization rate	10.50%	10.50%
Relationship of unobservable inputs to fair value		The higher the risk adjusted residual rate, the lower the fair value.
Discounted cash flows | Properties Under Development | Risk adjusted discount rate
Statement [Line Items]
Risk adjusted discount rate	10.80%	10.70%
Relationship of unobservable inputs to fair value	The higher the risk adjusted discount rate, the lower the fair value.	The higher the risk adjusted discount rate, the lower the fair value.
Discounted cash flows | Properties Under Development | Occupancy rate
Statement [Line Items]
Occupancy rate		96.00%
Relationship of unobservable inputs to fair value	The higher the occupancy rate, the higher the fair value.	The higher the occupancy rate, the higher the fair value.
Direct capitalization method | Operating Properties | Occupancy rate
Statement [Line Items]
Occupancy rate	98.00%	98.20%
Relationship of unobservable inputs to fair value	The higher the occupancy rate, the higher the fair value.	The higher the occupancy rate, the higher the fair value.
Direct capitalization method | Operating Properties | Going in Stabilized capitalization rate
Statement [Line Items]
Going in Stabilized capitalization rate	7.30%	7.80%
Relationship of unobservable inputs to fair value	The higher the Stabilized capitalization rate, the lower the fair value	The higher the Stabilized capitalization rate, the lower the fair value
Direct capitalization method | Properties Under Development | Occupancy rate
Statement [Line Items]
Occupancy rate	96.00%	96.00%
Relationship of unobservable inputs to fair value	The higher the occupancy rate, the higher the fair value.	The higher the occupancy rate, the higher the fair value.
Direct capitalization method | Properties Under Development | Going in Stabilized capitalization rate
Statement [Line Items]
Relationship of unobservable inputs to fair value	The higher the Stabilized capitalization rate, the lower the fair value	The higher the Stabilized capitalization rate, the lower the fair value
Income approach | Land Bank | Risk adjusted residual capitalization rate
Statement [Line Items]
Risk adjusted residual capitalization rate	6.90%	10.00%
Relationship of unobservable inputs to fair value	The higher the risk adjusted residual rate, the lower the fair value.	The higher the risk adjusted residual rate, the lower the fair value.
Income approach | Land Bank | Risk adjusted discount rate
Statement [Line Items]
Risk adjusted discount rate	15.50%	14.90%
Relationship of unobservable inputs to fair value	The higher the risk adjusted discount rate, the lower the fair value.	The higher the risk adjusted discount rate, the lower the fair value.